Document and Entity information	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity File Number	1-15242
Entity Registrant Name	Deutsche Bank Aktiengesellschaft
Entity Address, Address Line One	Taunusanlage 12
Entity Address, Postal Zip Code	60325
Entity Address, City or Town	Frankfurt am Main
Entity Address, Country	DE
Entity Central Index Key	0001159508
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Amendment Flag	false